EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Equity [abstract]
Limited partners	$ 57	$ 194	$ 203	$ 386
Income reallocation related to mandatorily convertible preferred shares	6	31	19	62
Less: Preferred share dividends	(3)	0	(3)	0
Net income attributable to limited partners – basic	60	225	219	448
Dilutive effect of conversion of preferred shares and options	0	10	0	19
Net income attributable to limited partners – diluted	$ 60	$ 235	$ 219	$ 467
Weighted average number of LP Units outstanding (in shares)	421.0	256.0	423.7	255.5
Mandatorily convertible preferred shares (in shares)	70.0	70.0	70.0	70.0
Weighted average number of LP Units outstanding - basic (in shares)	491.0	326.0	493.7	325.5
Dilutive effect of conversion of preferred shares and options (in shares)	0.1	19.6	0.1	18.4
Weighted average number of LP Units outstanding - diluted (in shares)	491.1	345.6	493.8	343.9
Convertible Capital Securities And Options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	4.4		13.0